Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted income per common share for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Numerator:
Net Income	$9,038	$288,983

Numerator for basic and diluted income available to common shareholders	$9,038	$288,983

Denominator:
Denominator for basic income per common share – Weighted average common shares outstanding	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,697,880	2,130,835
Denominator for diluted income per common share – adjusted weighted average common shares outstanding	34,958,502	34,086,251
Basic and Diluted income per common share	$0.00	$0.01